Subsequent Events (Details Narrative)																																		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Sep. 11, 2018 $ / shares shares	Sep. 07, 2018 $ / shares shares	Sep. 06, 2018 $ / shares shares	Sep. 05, 2018 $ / shares shares	Sep. 04, 2018 shares	Aug. 31, 2018 $ / shares shares	Aug. 29, 2018 $ / shares shares	Aug. 29, 2018 $ / shares shares	Aug. 28, 2018 $ / shares shares	Aug. 27, 2018 $ / shares shares	Aug. 24, 2018 $ / shares shares	Aug. 20, 2018 $ / shares shares	Aug. 13, 2018 $ / shares shares	Aug. 08, 2018 $ / shares shares	Aug. 07, 2018 $ / shares shares	Aug. 03, 2018 $ / shares shares	Aug. 02, 2018 $ / shares shares	Jul. 31, 2018 $ / shares shares	Jul. 30, 2018 $ / shares shares	Jul. 26, 2018 $ / shares shares	Jul. 25, 2018 $ / shares shares	Jul. 24, 2018 $ / shares shares	Jul. 23, 2018 $ / shares shares	Jul. 22, 2018 $ / shares shares	Jul. 17, 2018 $ / shares shares	Jul. 15, 2018 $ / shares shares	Jul. 13, 2018 $ / shares shares	Jul. 10, 2018 $ / shares shares	Jul. 06, 2018 $ / shares shares	Jul. 02, 2018 $ / shares shares	Mar. 02, 2017 USD ($) $ / shares shares	May 15, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Jun. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares	Dec. 29, 2017 $ / shares
Debt conversion shares | shares																																	16,667		70,336,685	63,842,216	129,142,548
Debt conversion price per share																																			$ 0.0084	$ 0.02		$ 0.0084
Debt conversion price per share, minimum																																			0.0069	0.008	$ 0.002	0.01
Debt conversion price per share, maximum																																			$ 0.011	$ 0.04	$ 0.04	$ 0.04
Debt conversion amount | $																																	$ 50,000		$ 583,331	$ 1,095,100	$ 1,413,317
common stock, average price per share																																	$ 3.00									$ 0.14
Proceeds from issuance of common stock | $																																						$ 1,031,979
Excercise price
Stock price																																			$ 0.0107			$ 0.0107		$ 0.06	$ 0.97
Subsequent Event [Member]
Debt conversion shares | shares			1,978,955	2,283,474	3,223,755	1,383,474	1,383,192	3,972,976	3,851,850		4,549,363	1,768,581	3,860,710	3,271,053	3,125,000	2,162,935	2,173,913	1,184,459	2,119,125	1,857,550	1,388,889	1,273,885	1,112,347	2,170,222	1,718,250	2,056,993	1,128,704	1,550,185	1,582,846	1,024,621	1,614,885	1,262,785		27,586,579
Debt conversion price per share			$ 0.02	$ 0.002	$ 0.002	$ 0.002		$ 0.003	$ 0.002	$ 0.002	$ 0.002	$ 0.003	$ 0.003	$ 0.004	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.03	$ 0.03	$ 0.03		$ 0.00044
Debt conversion price per share, minimum																																		0.0048
Debt conversion price per share, maximum																																		$ 0.006
Debt conversion amount | $																																		$ 145,732
Number of common stock shares issued | shares																																		8,000,000
common stock, average price per share																																		$ 0.0085
Proceeds from issuance of common stock | $																																		$ 28,970
Subsequent Event [Member] | 2019 Equity Incentive Plan [Member]
Number of shares reserved for future issuance | shares	11,700,000
Subsequent Event [Member] | AUD [Member]
Number of common stock shares issued | shares										12,000
Subsequent Event [Member] | Put Notices [Member]
Proceeds from issuance of common stock | $																																		$ 28,175
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Nathanielsz [Member]
Agreement term	3 years	3 years
Agreement renewal term	1 year	1 year
Option purchase shares | shares	19,500,000	19,500,000
Excercise price	$ 0.00935
Market price	110.00%	110.00%
Granted exercise price	$ 0.0085
Option term	10 years	10 years
Options vested, description	The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz's continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz's continued employment with the Company through the applicable vesting date: (i) 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the "CTA") for PRP, the Company's lead product candidate ("PRP"), for a First-In-Human study for PRP (the "Study") in an applicable jurisdiction to be selected by the Company, (ii) 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 3,900,000 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested restricted stock unit shall be settled by delivery to Mr. Nathanielsz of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the 2019 Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Employment Agreement), (ii) the date that is ten business days following the vesting of such restricted stock unit, (iii) the date of Mr. Nathanielsz's death or Disability (as defined in the Employment Agreement), and (iv) Mr. Nathanielsz's employment being terminated either by the Company without Cause or by Mr. Nathanielsz for Good Reason (each as defined in the Employment Agreement). In the event of a Change of Control, any unvested portion of the Nathanielsz Options and such restricted stock units shall vest immediately prior to such event.	The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz's continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz's continued employment with the Company through the applicable vesting date: (i) 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the "CTA") for PRP, the Company's lead product candidate ("PRP"), for a First-In-Human study for PRP (the "Study") in an applicable jurisdiction to be selected by the Company, (ii) 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 3,900,000 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 3,900,000 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested restricted stock unit shall be settled by delivery to Mr. Nathanielsz of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the 2019 Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Employment Agreement), (ii) the date that is ten business days following the vesting of such restricted stock unit, (iii) the date of Mr. Nathanielsz's death or Disability (as defined in the Employment Agreement), and (iv) Mr. Nathanielsz's employment being terminated either by the Company without Cause or by Mr. Nathanielsz for Good Reason (each as defined in the Employment Agreement). In the event of a Change of Control, any unvested portion of the Nathanielsz Options and such restricted stock units shall vest immediately prior to such event.
Gross proceeds from equity financing | $	$ 4,000,000
Number of stock option value issued | shares	19,500,000
Stock price	$ 0.0085
Exercise price	$ 0.0093
Dividend yield	0.00%	0.00%
Years to maturity	10 years	10 years
Risk free rate	2.42%	2.42%
Expected volatility	268.00%	268.00%
Restricted stock value | $	$ 165,747
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Nathanielsz [Member] | Restricted Stock [Member]
Option purchase shares | shares	19,500,000	19,500,000
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Nathanielsz [Member] | Restricted Stock Units (RSUs) [Member]
Number of common stock shares issued | shares	39,000,000	39,000,000
common stock, average price per share	$ 0.0085
Quoted trading price on the date of grant | $	$ 331,500
Subsequent Event [Member] | Employment Agreement [Member] | Mr. Nathanielsz [Member] | AUD [Member]
Annual salary | $		$ 400,000
Subsequent Event [Member] | Employment Agreement [Member] | Dr. Kenyon [Member]
Agreement term	3 years	3 years
Agreement renewal term	1 year	1 year
Option purchase shares | shares	9,750,000	9,750,000
Excercise price	$ 0.0085
Market price	100.00%	100.00%
Options vested, description	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon's continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon's continued employment with the Company through the applicable vesting date: (i) 2,437,500 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 2,437,500 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 2,437,500 of the Additional Kenyon RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 2,437,500 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested Kenyon RSU shall be settled by delivery to Mr. Kenyon of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Services Agreement), (ii) the date that is ten business days following the vesting of such Kenyon RSU, (iii) the date of Dr. Kenyon's death or Disability (as defined in the Services Agreement), and (iv) Dr. Kenyon's employment being terminated either by the Company without Cause or by Dr. Kenyon for Good Reason (as defined in the Services Agreement). In the event of a Change of Control (as defined in the Services Agreement), 50% of any unvested portion of the Kenyon Options and the Kenyon RSUs shall vest immediately prior to such event.	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon's continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon's continued employment with the Company through the applicable vesting date: (i) 2,437,500 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 2,437,500 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 2,437,500 of the Additional Kenyon RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 2,437,500 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested Kenyon RSU shall be settled by delivery to Mr. Kenyon of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Services Agreement), (ii) the date that is ten business days following the vesting of such Kenyon RSU, (iii) the date of Dr. Kenyon's death or Disability (as defined in the Services Agreement), and (iv) Dr. Kenyon's employment being terminated either by the Company without Cause or by Dr. Kenyon for Good Reason (as defined in the Services Agreement). In the event of a Change of Control (as defined in the Services Agreement), 50% of any unvested portion of the Kenyon Options and the Kenyon RSUs shall vest immediately prior to such event.
Number of stock option value issued | shares	9,750,000
Stock price	$ 0.0085
Exercise price	$ 0.0085
Dividend yield	0.00%	0.00%
Years to maturity	10 years	10 years
Risk free rate	2.42%	2.42%
Expected volatility	268.00%	268.00%
Restricted stock value | $	$ 82,873
Subsequent Event [Member] | Employment Agreement [Member] | Dr. Kenyon [Member] | Restricted Stock [Member]
Option purchase shares | shares	9,750,000	9,750,000
Subsequent Event [Member] | Employment Agreement [Member] | Dr. Kenyon [Member] | Restricted Stock Units (RSUs) [Member]
Number of common stock shares issued | shares	19,500,000	19,500,000
common stock, average price per share	$ 0.0085
Quoted trading price on the date of grant | $	$ 165,750
Subsequent Event [Member] | Employment Agreement [Member] | Dr. Kenyon [Member] | AUD [Member]
Annual salary | $		$ 54,000
Subsequent Event [Member] | Additional [Member] | Mr. Nathanielsz [Member]
RSUs vest, shares | shares	3,900,000	3,900,000
Subsequent Event [Member] | Additional [Member] | Mr. Nathanielsz [Member] | Restricted Stock [Member]
Option purchase shares | shares	19,500,000	19,500,000
Subsequent Event [Member] | Additional [Member] | Dr. Kenyon [Member]
RSUs vest, shares | shares	2,437,500	2,437,500
Gross proceeds from equity financing | $	$ 4,000,000
Subsequent Event [Member] | Additional [Member] | Dr. Kenyon [Member] | Restricted Stock [Member]
Option purchase shares | shares	9,750,000	9,750,000